As filed with the Securities and Exchange Commission on November 26, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Emily R. Enslow, Vice President/Secretary
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedules of Investments.

Davidson Multi Cap Equity Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	COMMON STOCKS - 92.50%	Value
	Aerospace & Defense - 2.78%
24,175	United Technologies Corp.	$3,379,907

	Air Freight & Logistics - 2.13%
10,760	Fedex Corp.	2,590,900

	Banks - 6.75%
32,285	Citigroup, Inc.	2,316,126
16,580	First Republic Bank	1,591,680
38,000	JPMorgan Chase & Co.	4,287,920
		8,195,726
	Beverages - 1.71%
18,605	PepsiCo, Inc.	2,080,039

	Biotechnology - 6.00%
13,191	Amgen, Inc.	2,734,362
25,340	Celgene Corp. (a)	2,267,677
29,570	Gilead Sciences, Inc.	2,283,100
		7,285,139
	Capital Markets - 3.10%
36,415	Morgan Stanley	1,695,847
24,695	State Street Corp.	2,068,947
		3,764,794
	Chemicals - 3.60%
35,733	DowDuPont, Inc.	2,297,989
12,900	Praxair, Inc.	2,073,417
		4,371,406
	Communications Equipment - 3.31%
82,605	Cisco Systems, Inc.	4,018,733

	Diversified Telecommunication Services - 1.84%
64,435	Zayo Group Holdings, Inc. (a)	2,237,183

	Electrical Equipment - 1.99%
27,950	Eaton Corp PLC (b)	2,424,103

	Energy Equipment & Services - 2.02%
72,425	Baker Hughes a GE Co.	2,450,138

	Entertainment - 2.27%
59,500	Twenty-First Century Fox, Inc. - Class A	2,756,635

	Food & Staples Retailing - 4.07%
94,865	Sprouts Farmers Market, Inc. (a)	2,600,250
24,910	Wal-Mart Stores, Inc.	2,339,298
		4,939,548
	Health Care Equipment & Supplies - 2.26%
10,520	Becton, Dickinson & Co.	2,745,720

	Health Care Providers & Services - 4.69%
37,212	Express Scripts Holding Co. (a)	3,535,512
12,470	Laboratory Corporation of America Holdings (a)	2,165,790
		5,701,302
	Health Care Technology - 2.03%
38,240	Cerner Corp. (a)	2,463,038

	Hotels, Restaurants & Leisure - 2.02%
43,105	Starbucks Corp.	2,450,088

	Household Products - 1.71%
35,045	Church & Dwight Co., Inc.	2,080,622

	Industrial Conglomerates - 1.54%
8,855	3M Co.	1,865,837

		Insurance - 2.13%
44,120		Principal Financial Group, Inc.	2,584,991

		Interactive Media & Services - 3.68%
3,748		Alphabet, Inc. - Class C (a)	4,473,125

		Internet & Direct Marketing Retail - 1.81%
66,740		eBay, Inc. (a)	2,203,755

		Life Sciences Tools & Services - 1.42%
8,855		Waters Corp. (a)	1,723,891

		Machinery - 1.66%
36,890		Flowserve Corp.	2,017,514

		Media - 1.73%
91,950		Interpublic Group of Cos., Inc.	2,102,896

		Multiline Retail - 1.34%
27,155		Nordstrom, Inc.	1,624,141

		Multi-Utilities - 2.33%
24,940		Sempra Energy	2,836,925

		Oil, Gas & Consumable Fuels - 4.24%
24,979		Chevron Corp.	3,054,432
89,980		Marathon Oil Corp.	2,094,735
			5,149,167
		Professional Services - 1.21%
52,970		Nielsen Holdings PLC (b)	1,465,150

		Semiconductors & Semiconductor Equipment - 1.40%
18,490		Silicon Laboratories, Inc. (a)	1,697,382

		Software - 8.74%
19,835		Fortinet, Inc. (a)	1,830,175
11,170		Intuit	2,540,058
38,215		Microsoft Corp.	4,370,650
16,820		Tableau Software, Inc. - Class A (a)	1,879,467
			10,620,350
		Technology Hardware, Storage & Peripherals - 3.41%
18,344		Apple, Inc.	4,140,975

		Textiles, Apparel & Luxury Goods - 1.58%
63,165		Gildan Activewear, Inc. (b)	1,922,111

		TOTAL COMMON STOCKS (Cost $68,899,802)	112,363,231

		REITs - 4.66%
44,590		American Campus Communities, Inc.	1,835,324
64,025		CubeSmart	1,826,633
92,765		Starwood Property Trust, Inc.	1,996,303
		TOTAL REITs (Cost $5,506,937)	5,658,260

		MONEY MARKET FUNDS - 3.19%

3,882,636		Fidelity Institutional Government Portfolio - Class I, 1.92% (c)	3,882,636
		TOTAL MONEY MARKET FUNDS (Cost $3,882,636)	3,882,636

		Total Investments in Securities (Cost ($78,289,375) - 100.35%	121,904,127
		Liabilities in Excess of Other Assets - (0.35)%	(427,251)
		NET ASSETS - 100.00%	$121,476,876

	PLC	Public Limited Company
	REIT	Real Estate Investment Trust
	(a)	Non-income producing security.
	(b)	U.S. traded security of a foreign issuer.
	(c)	Rate shown is the 7-day annualized yield as of September 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Notes to the Schedule of Investments
September 30, 2018 (Unaudited)

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund's (the "Fund") investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees ("Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,569,840	$-	$-	$11,569,840
Consumer Discretionary	8,200,095	-	-	8,200,095
Consumer Staples	9,100,209	-	-	9,100,209
Energy	7,599,304	-	-	7,599,304
Financials	14,545,510	-	-	14,545,510
Health Care	19,919,090	-	-	19,919,090
Industrials	13,743,412	-	-	13,743,412
Information Technology	20,477,440	-	-	20,477,440
Materials	4,371,406	-	-	4,371,406
Utilities	2,836,925	-	-	2,836,925
Total Common Stocks	112,363,231	-	-	112,363,231
REITs
Financials	1,996,303	-	-	1,996,303
Real Estate	3,661,957	-	-	3,661,957
Total REITs	5,658,260	-	-	5,658,260
Short-Term Investments	3,882,636	-	-	3,882,636
Total Investments in Securities	$121,904,127	$-	$-	$121,904,127

Refer to the Fund's schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2018, the end of the reporting period. The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the period ended September 30, 2018.

Item 2. Controls and Procedures.
(a)
The Registrant's Vice President/Secretary/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Emily R. Enslow
                                            Emily R. Enslow, Vice President/Secretary/Principal Executive Officer

Date                                                                   11/13/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Emily R. Enslow
                                           Emily R. Enslow, Vice President/Secretary/Principal Executive Officer

Date                                                                   11/13/2018

By (Signature and Title)  /s/ Cheryl L. King
                                            Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date                                                                   11/13/2018

* Print the name and title of each signing officer under his or her signature.